ACCOUNTS RECEIVABLE, NET - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 1,554,658	$ 218,969	¥ 2,450,392
Allowance for credit losses	(24,743)	(3,485)	(47,962)	$ (6,755)	¥ (32,265)	¥ (15,770)
Accounts receivable, net	¥ 1,529,915	$ 215,484	¥ 2,402,430